MORGAN STANLEY TAX-FREE DAILY INCOME TRUST                Two World Trade Center
LETTER TO THE SHAREHOLDERS o June 30, 2001              New York, New York 10048


DEAR SHAREHOLDER:

As of June 30, 2001, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $548 million, up 4 percent from a year earlier. For the six-month period ended June 30, 2001, the Fund produced a total return of 1.36 percent. For the seven-day period ended June 30, 2001, the Fund provided an effective yield of 2.31 percent and a current yield of 2.28 percent, while its 30-day moving average yield for June was 2.25 percent.

MUNICIPAL MONEY MARKET OVERVIEW

Tax-free money-market yields fell sharply during the first half of 2001. The decline in interest rates was spurred by the Federal Reserve Board's dramatic easing of monetary policy in the face of a slowing economy. Reduced capital spending and weak corporate profits, combined with forecasts for deteriorating earnings, provided evidence of a softening environment. The Fed, intent on preventing the economy from dipping into a recession, responded by lowering the federal funds rate target a total of 275 basis points (2.75 percent) in six separate steps during the six-month period, to 3.75 percent, its lowest level in more than seven years.

Yields for both fixed- and variable-rate municipal money-market instruments were more than 100 basis points lower, on average, than during the previous six months. At the long end of the money-market maturity range, one-year note yields closely followed the Fed's actions. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, dropped 96 basis points, from
3.97 percent to 3.01 percent, during the first three months of the year in conjunction with the Fed's 150-basis-point rate reduction. The Index then fell another 43 basis points by the end of June as the Fed continued to ease policy.

Yields for daily and weekly variable-rate demand obligations (VRDOs) registered similar declines, on average, although they fluctuated widely with seasonal changes in supply and demand. The shape of the money-market yield curve was flat for most of the period, as evidenced by narrow differentials in yield between 30-day tax-exempt commercial paper and one-year notes.

PORTFOLIO COMPOSITION AND STRUCTURE

On June 30, 2001, approximately 65 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 23 percent and 12 percent of the portfolio, respectively. The Fund was broadly diversified geographically, with holdings in 29 states and the District of Columbia. The Fund's portfolio holdings are continuously reviewed to maintain or improve their creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS o June 30, 2001 continued

As the market entered a time of lower interest rates, we looked for opportunities to extend the Fund's average maturity. However, an ongoing shortage of longer fixed-rate investment alternatives made the task difficult for much of the period. At the end of May the Fund's weighted average maturity stood at 30 days, as compared to 41 days in December. With the purchase of newly issued one-year tax and revenue anticipation notes during the month of June, the Fund's average maturity moved out to 54 days on June 30.

LOOKING AHEAD

We believe that the Federal Reserve Board may be nearing the end of its course of easier monetary policy. Tax-free money-market yields are at their lowest levels in more than seven years, and the slope of the money-market yield curve remains relatively flat. In this environment, we anticipate that the average maturity of the Fund's portfolio will remain within a moderate range.

We appreciate your ongoing support of Morgan Stanley Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS o June 30, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                    CURRENT      DEMAND
 THOUSANDS                                                                                     RATE+        DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.8%)
            ALABAMA
 $ 15,000   University of Alabama, Hospital Ser 2000 B (Ambac) ............................    2.65 %     07/09/01   $ 15,000,000

            CALIFORNIA
    9,500   California Health Facilities Financing Authority, Scripps Memorial Hospital
              Ser 1991 B (MBIA) ...........................................................    2.40       07/09/01      9,500,000
    5,000   Oakland-Alameda County Coliseum Authority, Oakland Coliseum
              2000 Refg Ser C-1 ...........................................................    2.75       07/09/01      5,000,000
    5,000   Orange County Sanitation District, Ser 1992 COPs (Ambac) ......................    2.45       07/09/01      5,000,000

            CONNECTICUT
    2,500   Connecticut Health & Educational Facilities Authority, Yale University
              Ser T-2 .....................................................................    2.40       07/09/01      2,500,000
    7,000   Connecticut Special Assessment, Unemployment Compensation
              1993 Ser C (FGIC) ...........................................................    4.35       07/01/01      7,000,000

            DISTRICT OF COLUMBIA
    4,000   District of Columbia, George Washington University Ser 1999 C (MBIA) ..........    2.80       07/09/01      4,000,000

            FLORIDA
    4,200   Collier County Health Facilities Authority, Cleveland Clinic Health System
              Ser 1999 ....................................................................    3.30       07/02/01      4,200,000
    5,000   Dade County, Water & Sewer Ser 1994 (FGIC) ....................................    2.60       07/09/01      5,000,000
   16,750   Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 A ..................................................................    2.70       07/09/01     16,750,000

            GEORGIA
    6,100   Burke County Development Authority, Oglethorpe Power Co Ser 1993 A
              (FGIC) ......................................................................    2.70       07/09/01      6,100,000

            ILLINOIS
    9,800   Illinois Educational Facilities Authority, Northwestern University
              Ser 1988** ..................................................................    2.70       07/09/01      9,800,000
    4,000   Illinois Health Facilities Authority, Northwestern Memorial Hospital
              Ser 1995 ....................................................................    3.30       07/02/01      4,000,000
   12,500   Oak Forest, Homewood South Suburban Mayors & Managers Assn
              Ser 1989 ....................................................................    2.70       07/09/01     12,500,000

            LOUISIANA
    4,700   New Orleans Aviation Board, Ser 1993 B (MBIA)** ...............................    2.75       07/09/01      4,700,000
    4,975   Plaquemines Port Harbor & Terminal District, International Marine Terminals
              Ser 1984 B ..................................................................    3.20       03/15/02      4,975,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS o June 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                CURRENT        DEMAND
 THOUSANDS                                                                                 RATE+         DATE*           VALUE
------------------------------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS
 $ 10,000   Massachusetts, Refg 1998 Ser B .............................................    2.45 %       07/09/01    $ 10,000,000
            Massachusetts Health & Educational Facilities Authority,
    4,500     Amherst College Ser F ....................................................    2.35         07/09/01       4,500,000
    5,000     Bentley College Ser K ....................................................    2.40         07/09/01       5,000,000
    4,000     Capital Assets Ser D (MBIA) ..............................................    3.20         07/02/01       4,000,000
    8,015     Harvard University Ser 1999 R ............................................    2.45         07/09/01       8,015,000
    5,000     Massachusetts Institute of Technology Ser J-1 ............................    2.60         07/09/01       5,000,000
    5,000     University of Massachusetts Ser A ........................................    2.40         07/09/01       5,000,000
   10,200   Massachusetts Water Resources Authority, Multi-Modal Sub 1999 Ser B ........    2.45         07/09/01      10,200,000

            MINNESOTA
            Minneapolis,
   16,880     Convention Center Ser 1999 ...............................................    2.60         07/09/01      16,880,000
    2,500     Convention Center Ser 2000 ...............................................    2.60         07/09/01       2,500,000
    4,200   Minnesota Housing Finance Corporation, Single Family Mtge 2000 Ser L .......    4.40         11/29/01       4,200,000
    9,000   University of Minnesota Regents, Ser 1999A .................................    2.75         07/09/01       9,000,000

            MISSOURI
            Missouri Health & Educational Facilities Authority,
    5,900     Washington University Ser 2000 B .........................................    3.30         07/02/01       5,900,000
    1,200     Washington University Ser 2000 C .........................................    3.20         07/02/01       1,200,000

            NEW HAMPSHIRE
    5,000   New Hampshire Higher Educational & Health Facilities Authority, St Paul 's
              School Ser 1998** ........................................................    2.70         07/09/01       5,000,000

            NEW MEXICO
   17,900   Albuquerque, Airport Sub Lien Ser 1995 (Ambac) .............................    2.60         07/09/01      17,900,000

            NEW YORK
            New York State Housing Finance Agency,
    8,800     Normandie Court I Ser 1991 ...............................................    2.45         07/09/01       8,800,000
    2,300     Service Contract Ser 1998 A ..............................................    2.45         07/09/01       2,300,000

            NORTH CAROLINA
    1,300   Asheville, Ser 1993 A COPs .................................................    2.85         07/09/01       1,300,000

            OHIO
    4,000   Columbus, Unlimited Tax Ser 1995-1 .........................................    2.60         07/09/01       4,000,000
    3,700   Cuyahoga County, Cleveland Clinic Foundation Ser 1997 D ....................    3.30         07/02/01       3,700,000

            OKLAHOMA
   16,465   Oklahoma Water Resources Board, State Loan Ser 1994A,
              Ser 1995 & Ser 1999 ......................................................    3.45         09/04/01      16,465,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS o June 30, 2001 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                  CURRENT     DEMAND
 THOUSANDS                                                                                  RATE+       DATE*        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA
 $  3,200   Delaware County Industrial Development Authority, United Parcel Service
            of America Ser 1985 ........................................................    3.25 %      07/02/01   $  3,200,000

            TENNESSEE
   13,410   Clarksville Public Building Authority, Pooled Financing Ser 1995 ...........    2.65        07/09/01     13,410,000

            TEXAS
   10,000   Harris County Health Facilities Development Corporation, YMCA of the
            Greater Houston Area Ser 1999 ..............................................    3.30        07/02/01     10,000,000
    4,700   Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ....................    3.25        08/15/01      4,700,000
   10,000   Texas Municipal Gas Corporation, Gas Reserve Senior Lien Ser 1998** ........    2.65        07/09/01     10,000,000
    5,000   University of Texas System, Refg Ser 2001 A ................................    2.70        07/09/01      5,000,000

            UTAH
   10,000   Intermountain Power Agency, Power Supply 1985 Ser F (Ambac) ................    4.225       09/15/01     10,000,000
    3,700   Salt Lake County, Service Station Holdings British Petroleum Ser 1994 B.....    3.30        07/02/01      3,700,000
    5,300   Weber County, IHC Health Services Inc Ser 2000 C ...........................    2.70        07/09/01      5,300,000

            VIRGINIA
    1,600   Roanoke Industrial Development Authority, Carilion Health System
            Ser 1997 A .................................................................    3.30        07/02/01      1,600,000

            WASHINGTON
   25,000   Washington, Ser 1996 A .....................................................    2.60        07/09/01     25,000,000

            WYOMING
   12,700   Uinta County, Chevron USA Ser 1993 .........................................    3.25        07/02/01     12,700,000
                                                                                                                   ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Cost $371,495,000) ........................................................                            371,495,000
                                                                                                                   ------------
                                                                                                     YIELD TO
                                                                                                     MATURITY
                                                                             COUPON      MATURITY   ON DATE OF
                                                                              RATE         DATE      PURCHASE
                                                                              ----         ----      --------
            TAX-EXEMPT COMMERCIAL PAPER (24.7%)
            COLORADO
  8,589     University of Colorado Regents, Ser A ................            2.65%        10/11/01     2.65 %        8,589,000

            FLORIDA
  6,000     Orlando Utility Commission, Water & Electric
              Ser 1999 A .........................................            2.70         08/13/01     2.70          6,000,000

            LOUISIANA
  8,000     Louisiana Public Facilities Authority, Christus Health
              Ser 1999 B (Ambac) .................................            3.10         07/23/01     3.10          8,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS o June 30, 2001 (unaudited) continued

                                                                                                      YIELD TO
 PRINCIPAL                                                                                            MATURITY
 AMOUNT IN                                                                  COUPON      MATURITY     ON DATE OF
 THOUSANDS                                                                   RATE         DATE        PURCHASE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            MARYLAND
 $  9,900   Maryland Health & Higher Educational Facilities
              Authority, Johns Hopkins University Ser B .................    2.65%      07/23/01         2.65 %       $  9,900,000

            MINNESOTA
            Rochester, Mayo Foundation/Mayo Medical Center
    4,100     Ser 1988 E ................................................    3.25       07/24/01         3.25            4,100,000
    9,600     Ser 1992 A ................................................    2.75       08/27/01         2.75            9,600,000
   10,000     Ser 2000 A ................................................    3.10       07/25/01         3.10           10,000,000

            OKLAHOMA
   10,000   Oklahoma City Industrial & Cultural Facilities Trust, SSM
              Healthcare Ser 1998 B (MBIA) ..............................    2.65       08/14/01         2.65           10,000,000

            OREGON
    7,000   Oregon Health Housing Educational & Cultural Facilities
              Authority, Lewis & Clark College Ser 2000 A ...............    3.05       07/25/01         3.05            7,000,000

            TENNESSEE
            Tennessee School Bond Authority,
    8,000     Ser A .....................................................    3.00       07/19/01         3.00            8,000,000
   10,800     Ser A .....................................................    2.70       08/16/01         2.70           10,800,000

            TEXAS
            Bexar Metropolitan Water District,
    2,000     Ser 1997 ..................................................    2.70       08/28/01         2.70            2,000,000
   10,000     Ser 1997 ..................................................    2.75       08/28/01         2.75           10,000,000
            Harris County,
    6,000     Notes Ser A-1 .............................................    2.60       08/09/01         2.60            6,000,000
    5,000     Notes Ser D-1 .............................................    2.60       08/07/01         2.60            5,000,000
   10,000   San Antonio, Electric & Gas Ser 1995 A ......................    2.65       08/23/01         2.65           10,000,000
   10,000   Texas Public Finance Authority, Ser 1993 A ..................    2.60       08/13/01         2.60           10,000,000
                                                                                                                      ------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER
            (Cost $134,989,000)..........................................                                              134,989,000
                                                                                                                      ------------

            SHORT-TERM MUNICIPAL NOTES AND BONDS (12.8%)
            GEORGIA
    5,000   Georgia, Ser B, dtd 04/01/96 ................................    6.25       04/01/02         2.60            5,134,940

            INDIANA
    5,000   Indiana Bond Bank, Advanced Funding Ser 2001 A-2,
              dtd 02/01/01 ..............................................    4.00       01/22/02         3.325           5,018,482
    5,000   Indianapolis Local Improvement Bond Bank,
              Ser 2000 E Notes, dtd 12/14/00 ............................    4.75       07/09/01         4.25            5,000,600

            IOWA
    5,000   Iowa School Corp, Warrant Certificates 2001-2002
              Ser A, dtd 06/21/01 .......................................    3.75       06/21/02         2.65            5,052,229

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS o June 30, 2001 (unaudited) continued


                                                                                                  YIELD TO
 PRINCIPAL                                                                                        MATURITY
 AMOUNT IN                                                          COUPON          MATURITY     ON DATE OF
 THOUSANDS                                                           RATE             DATE        PURCHASE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
            KENTUCKY
 $ 19,000   Kentucky Asset/Liability Commission, Ser 2001 A
            TRANs, dtd 07/03/01 (WI) ..........................      4.00%           06/26/02        2.53%        $ 19,267,140

            TEXAS
    5,000   Houston, Ser 2001 TRANs, dtd 07/03/01 (WI) ........      3.50            06/28/02        2.55            5,045,650
   14,000   Texas, Ser 2000 TRANs, dtd 09/26/00 ...............      5.25            08/31/01        4.274          14,021,373

            VIRGINIA
    6,645   Fairfax County, Public Improvement Ser A,
            dtd 06/01/01 ......................................      4.00            06/01/02        2.64            6,726,448

            WYOMING
    5,000   Wyoming, Education Fund Ser 2001 B TRANs,
            dtd 07/02/01 (WI) .................................      3.25            06/27/02        2.56            5,033,150
                                                                                                                  ------------
            TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $70,300,012)..........                                 70,300,012
                                                                                                                  ------------

            TOTAL INVESTMENTS (Cost $576,784,012) (a)..............................                 105.3 %        576,784,012

            LIABILITIES IN EXCESS OF OTHER ASSETS .................................                  (5.3)         (28,952,340)
                                                                                                ---------         ------------
            NET ASSETS ............................................................                 100.0 %       $547,831,672
                                                                                                =========         ============

------------
 COPs   Certificates of Participation.
 TRANs  Tax and Revenue Anticipation Notes.
  WI    Security purchased on a "when-issued" basis.
  +     Rate shown is the rate in effect at June 30, 2001.
  *     Date on which the principal amount can be recovered through demand.
  ** This security has been segregated in connection with the purchase of "when-issued" securities.
 (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  Ambac  Ambac Assurance Corporation.
  FGIC   Financial Guaranty Insurance Company.
  MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $576,784,012).............................................................  $576,784,012
Cash ............................................................................        32,304
Interest receivable .............................................................     2,793,161
Prepaid expenses and other assets ...............................................        71,268
                                                                                   ------------
  Total Assets ..................................................................   579,680,745
                                                                                   ------------
LIABILITIES:
Payable for:
  Investments purchased .........................................................    29,345,940
  Shares of beneficial interest repurchased .....................................     2,161,716
  Investment management fee .....................................................       218,042
  Plan of distribution fee ......................................................        44,294
Accrued expenses ................................................................        79,081
                                                                                   ------------
  TOTAL LIABILITIES .............................................................    31,849,073
                                                                                   ------------
  NET ASSETS ....................................................................  $547,831,672
                                                                                   ============

COMPOSITION OF NET ASSETS:
Paid-in-capital .................................................................  $547,833,287
Accumulated undistributed net investment income .................................           109
Accumulated net realized loss ...................................................        (1,724)
                                                                                   ------------
  NET ASSETS ....................................................................  $547,831,672
                                                                                   ============
NET ASSET VALUE PER SHARE
 547,833,227 shares outstanding (unlimited shares authorized of $.01 par value ..         $1.00
                                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ............................................    $9,985,744
                                                                ----------

EXPENSES
Investment management fee ..................................     1,442,916
Plan of distribution fee ...................................       282,559
Transfer agent fees and expenses ...........................       164,782
Shareholder reports and notices ............................        28,276
Registration fees ..........................................        26,737
Professional fees ..........................................        22,644
Custodian fees .............................................        13,778
Trustees' fees and expenses ................................        10,975
Other ......................................................         5,262
                                                                ----------
  TOTAL EXPENSES ...........................................     1,997,929

Less: expense offset .......................................       (13,748)
                                                                ----------
  NET EXPENSES .............................................     1,984,181
                                                                ----------
NET INVESTMENT INCOME ......................................    $8,001,563
                                                                ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                               JUNE 30, 2001     DECEMBER 31, 2000
                                                                               -------------     -----------------
                                                                                (unaudited)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income .....................................................    $   8,001,563      $  19,077,536
Net realized loss .........................................................               --             (1,724)
                                                                               -------------      -------------
  NET INCREASE ............................................................        8,001,563         19,075,812

Dividends to shareholders from net investment income ......................       (8,001,748)       (19,077,460)

Net increase (decrease) from transactions in shares of beneficial interest       (26,049,610)        93,762,433
                                                                               -------------      -------------
  NET INCREASE (DECREASE) .................................................      (26,049,795)        93,760,785

NET ASSETS:

Beginning of period .......................................................      573,881,467        480,120,682
                                                                               -------------      -------------
  END OF PERIOD
  (Including accumulated undistributed net investment income of
  $109 and $294, respectively).............................................    $ 547,831,672      $ 573,881,467
                                                                               =============      =============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o June 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o June 30, 2001 (unaudited) continued

exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the six months ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2001 aggregated $705,591,573 and $705,259,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $130.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,588. At June 30, 2001, the Fund had an accrued pension liability of $54,447 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o June 30, 2001 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                             FOR THE SIX         FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                            JUNE 30, 2001      DECEMBER 31, 2000
                                                          -----------------   ------------------
                                                             (unaudited)
Shares sold ...........................................       670,419,918        1,697,784,608
Shares issued in reinvestment of dividends ............         8,001,748           19,077,460
                                                             ------------       --------------
                                                              678,421,666        1,716,862,068
Shares repurchased ....................................      (704,471,276)      (1,623,099,635)
                                                             ------------       --------------
Net increase (decrease) in shares outstanding .........       (26,049,610)          93,762,433
                                                             ============       ==============

6. FEDERAL INCOME TAX STATUS

At December 31, 2000 the Fund had a net capital loss carryover of approximately $1,700 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED       --------------------------------------------------------------
                                            JUNE 30, 2001        2000        1999          1998          1997          1996
                                            -------------      --------    --------      --------      --------      --------
                                             (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........     $1.00           $1.00       $1.00         $1.00         $1.00         $1.00
Net investment income .......................     0.014           0.033       0.025         0.028         0.029         0.028
Less dividends from net investment
 income .....................................    (0.014)         (0.033)     (0.025)       (0.028)       (0.029)       (0.028)
                                                  -----           -----       -----         -----         -----         -----
Net asset value, end of period ..............     $1.00           $1.00       $1.00         $1.00         $1.00         $1.00
                                                  =====           =====       =====         =====         =====         =====

TOTAL RETURN ................................      1.36%(1)        3.38%       2.53%         2.80%         2.98%         2.83%

RATIOS TO AVERAGE NET ASSETS
Expenses ....................................      0.68%(2)(3)     0.69%       0.73%(3)      0.72%(3)      0.72%(3)      0.71%
Net investment income .......................      2.71%(2)        3.35%       2.49%         2.75%         2.93%         2.76%

SUPPLEMENTAL DATA
Net assets, end of period, in thousands .....  $547,832        $573,881    $480,121      $498,072      $517,438      $521,879

-----------
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.01%.



                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



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MORGAN STANLEY
TAX-FREE DAILY
INCOME TRUST








SEMIANNUAL REPORT
June 30, 2001